Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets	12 Months Ended
Dec. 31, 2021
Schedule of estimated useful lives of intangible assets [Abstract]
Patent	10 years
In process research and development	Indefinite